Earnings Per OP Unit of MAALP	12 Months Ended
Dec. 31, 2017
Earnings Per Unit [Abstract]
Earnings per OP Unit
EARNINGS PER OP UNIT OF MAALP

Basic earnings per OP Unit is computed by dividing net income available for common unitholders by the weighted average number of OP Units outstanding during the period. All outstanding unvested restricted unit awards contain rights to non-forfeitable distributions and participate in undistributed earnings with common unitholders and, accordingly, are considered participating securities that are included in the two-class method of computing basic earnings per OP Unit. Diluted earnings per OP Unit reflects the potential dilution that could occur if securities or other contracts to issue OP Units were exercised or converted into OP Units. A reconciliation of the numerators and denominators of the basic and diluted earnings per OP Unit computations for the years ended December 31, 2017, 2016, and 2015 is presented below (dollars and units in thousands, except per unit amounts):

	2017	2016	2015
Common Units Outstanding
Weighted average common units - basic	117,617	82,661	79,361
Effect of dilutive securities	280	298	—	(1)
Weighted average common units - diluted	117,897	82,959	79,361

Calculation of Earnings per Common Unit - basic
Net income	$340,536	$224,402	$350,745
Unvested restricted stock (allocation of earnings)	(535)	(574)	(772)
Preferred unit distributions	(3,688)	(307)	—
Net income available for common unitholders, adjusted	$336,313	$223,521	$349,973

Weighted average common units - basic	117,617	82,661	79,361
Earnings per common unit - basic:	$2.86	$2.70	$4.41

Calculation of Earnings per Common Unit - diluted
Net income	$340,536	$224,402	$350,745
Unvested restricted stock (allocation of earnings)	—	—	(772)	(1)
Preferred unit distributions	(3,688)	(307)	—
Net income available for common unitholders, adjusted	$336,848	$224,095	$349,973

Weighted average common units - diluted	117,897	82,959	79,361
Earnings per common unit - diluted:	$2.86	$2.70	$4.41

(1) For the year ended December 31, 2015, 0.1 million potentially dilutive securities and their related income are not included in the diluted earnings per unit calculations as they are not dilutive.